Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net
Intangible assets, net

13. Intangible assets, net

	As of December 31, 2013				As of December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	125,988,632	(56,056,872)	—	69,931,760	153,120,143	(79,387,981)	(6,418,553)	67,313,609
Game engine	36,355,980	(24,489,448)	—	11,866,532	42,885,594	(30,180,638)	—	12,704,956
Non-compete agreements.	29,355,984	(27,703,206)	—	1,652,778	32,987,828	(28,757,050)	—	4,230,778
Trade name, domain name and license	123,427,084	(15,737,622)	(6,622,649)	101,066,813	141,935,889	(17,043,403)	(29,902,157)	94,990,329
Customer relationships	25,433,530	(7,719,641)	—	17,713,889	28,903,530	(14,104,385)	—	14,799,145
Completed game	148,640,168	(60,457,472)	(2,122,400)	86,060,296	149,098,967	(93,297,050)	(3,930,246)	51,871,671
IPR&D	2,184,736	—	—	2,184,736	2,184,736	—	—	2,184,736
Online game development costs	76,223,499	(26,902,606)	(9,079,456)	40,241,437	95,395,000	(38,996,616)	(13,457,308)	42,941,076
Others	1,040,000	(1,040,000)	—	—	1,040,000	(1,040,000)	—	—

Total	568,649,613	(220,106,867)	(17,824,505)	330,718,241	647,551,687	(302,807,123)	(53,708,264)	291,036,300

        Amortization expenses for the intangible assets were RMB59,366,824, RMB67,731,468 and RMB82,168,927 for the years ended December 31, 2012, 2013 and 2014, respectively.

        The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2015	2016	2017	2018	2019 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	68,233,769	52,315,407	32,554,969	23,761,091	47,607,503